Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Amounts recognized in the consolidated balance sheets:
Postemployment benefits	$ 39,750	$ 47,730
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	53,490	51,114
Service cost	289	460	574
Interest cost	2,047	2,232	2,911
Plan participants' contributions	0	0
Benefits paid	(4,144)	(1,856)
Amendments	150	151
Actuarial loss (gain) during year	4,179	1,389
Benefit obligation at end of year	47,151	53,490	51,114
Change in plan assets:
Fair value of plan assets at beginning of year	6,056	5,229
Actual (loss) gain on plan assets	(30)	984
Employer contributions	4,557	1,699
Fair value of plan assets at end of year	6,439	6,056	5,229
Funded status at end of year	(40,712)	(47,434)
Amounts recognized in the consolidated balance sheets:
Other current liabilities	6,018	4,151
Postemployment benefits	34,694	43,283
Net amount recognized	40,712	47,434
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	(10,112)	(15,012)
Prior service cost	(279)	(3,808)
Total amounts recognized in accumulated other comprehensive income (loss)	(10,391)	(18,820)
Defined Benefit Plan, Curtailments	(8,860)	0
Retiree Health Care Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	4,667	4,593
Service cost	30	39	52
Interest cost	237	235	259
Plan participants' contributions	47	37
Benefits paid	(256)	(227)
Amendments	0	0
Actuarial loss (gain) during year	423	(10)
Benefit obligation at end of year	5,148	4,667	4,593
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual (loss) gain on plan assets	0	0
Employer contributions	209	190
Fair value of plan assets at end of year	0	0	0
Funded status at end of year	(5,148)	(4,667)
Amounts recognized in the consolidated balance sheets:
Other current liabilities	220	220
Postemployment benefits	4,928	4,447
Net amount recognized	5,148	4,667
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	398	892
Prior service cost	(135)	(274)
Total amounts recognized in accumulated other comprehensive income (loss)	263	618
Defined Benefit Plan, Curtailments	$ 0	$ 0